Average Annual Total Returns - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2015 Fund	Sep. 28, 2024
Fidelity Managed Retirement 2015 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	9.72%
Since Inception	3.50%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(0.30%)
IXZNI
Average Annual Return:
Past 1 year	9.93%
Since Inception	3.54%

[1]	A From August 1, 2019 .